Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 2,971	R$ 3,751
Marketable Securities	777
Trade receivables, net	458	417
Other receivables	115	279
Inventories, net	1,952	2,046
Recoverable taxes	1,078	1,114
Other current assets	172	109
Total	7,523	7,716
Assets held for sale or distribution		20,843
Total current assets	7,523	28,559
Non-current assets
Other receivables	810	727
Recoverable taxes	2,536	2,808
Derivative financial instruments	1
Deferred income tax and social contribution	1,078	922
Related parties	52	301
Restricted deposits for legal proceedings	517	759
Other non-current assets	119	100
Investments in associates	864	833
Property and equipment, net	6,577	6,844
Intangible assets, net	1,973	1,986
Total non-current assets	14,527	15,280
Total assets	22,050	43,839
Current liabilities
Trade payable, net	2,729	2,528
Suppliers finance	524	595
Borrowings and financing	972	1,001
Lease liabilities	474	490
Payroll and related taxes	381	294
Taxes payable	328	312
Income tax e social contribution	82	51
Related parties	85	335
Financing of property and equipment	112	112
Deferred revenue	168	156
Other current liabilities	370	386
Total	6,225	6,260
Liabilities related to assets held for sale or distribution		11,487
Total current liabilities	6,225	17,747
Non-current liabilities
Borrowings and financing	4,302	4,862
Lease liabilities	3,826	3,547
Tax payable	69	55
Income tax e social contribution	270
Related parties		23
Provision for risk	2,151	2,629
Deferred revenues	75	97
Provision for losses on investment in associates		863
Other non-current liabilities	410	283
Total non-current liabilities	11,103	12,359
Shareholders’ equity
Share capital	1,807	5,861
Capital reserves	26	318
Earning reserves	5,329	7,238
Accumulated loss	(2,443)	(172)
Other comprehensive income	(2)	(1,752)
Equity attributable to owners of parent	4,717	11,493
Non-controlling interest	5	2,240
Total shareholders’ equity	4,722	13,733
Total liabilities and shareholders’ equity	R$ 22,050	R$ 43,839